PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Target
Retirement 2045 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 28.1%
181,864  iShares Core S&P Mid-
Cap ETF
$ 11,850,258
5.5
178,892  SPDR Portfolio High
Yield Bond ETF
4,264,785
2.0
556,859  Vanguard FTSE
Developed Markets
ETF
32,693,192
15.1
147,243  Vanguard FTSE
Emerging Markets ETF
7,587,432
3.5
77,484  Vanguard Long-Term
Treasury ETF
4,291,839
2.0
Total Exchange-Traded
Funds
(Cost $53,431,534)
60,687,506
28.1
MUTUAL FUNDS : 71.7%
Affiliated Investment Companies : 19.0%
1,465,454  Voya Intermediate
Bond Fund - Class R6
12,910,649
5.9
1,407,963  Voya Multi-Manager
International Equity
Fund - Class I
17,261,625
8.0
37,719  Voya Small Cap
Growth Fund - Class
R6
1,687,945
0.8
177,425  Voya Small Company
Fund - Class R6
2,767,834
1.3
510,944  Voya VACS Series
EME Fund
6,483,877
3.0
41,111,930
19.0
Unaffiliated Investment Companies : 52.7%
506,626  Fidelity 500 Index
Fund
113,869,270
52.7
Total Mutual Funds
(Cost $142,642,392)
154,981,200
71.7
Total Long-Term
Investments
(Cost $196,073,926)
215,668,706
99.8
Total Investments in
Securities
(Cost $196,073,926) $ 215,668,706 99.8
Assets in Excess of
Other Liabilities 347,517 0.2
Net Assets $ 216,016,223 100.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2045 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 60,687,506 $ — $ — $ 60,687,506
Mutual Funds 154,981,200 — — 154,981,200
Total Investments, at fair value $ 215,668,706 $ — $ — $ 215,668,706
Other Financial Instruments+
Futures 9,858 — — 9,858
Total Assets $ 215,678,564 $ — $ — $ 215,678,564
Liabilities Table
Other Financial Instruments+
Futures $ (318) $ — $ — $ (318)
Total Liabilities $ (318) $ — $ — $ (318)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 10,788,162 $ 2,120,461 $ (176,782) $ 178,808 $ 12,910,649 $ 137,103 $ 1,059 $ —
Voya Multi-Manager International
Equity Fund - Class I
15,650,120 1,629,945 (644,529) 626,089 17,261,625 — 53,824 —
Voya Small Cap Growth Fund -
Class R6
— 1,567,209 (20,769) 141,505 1,687,945 — 705 —
Voya Small Company Fund - Class
R6
— 2,613,125 (34,958) 189,667 2,767,834 — 832 —
Voya VACS Series EME Fund
5,825,032 401,767 (331,956) 589,034 6,483,877 — 27,714 —
$ 32,263,314 $ 8,332,507 $ (1,208,994) $ 1,725,103 $ 41,111,930 $ 137,103 $ 84,134 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At August 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2045 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 49 12/31/25 $ 5,363,969 $ 9,858
$ 5,363,969 $ 9,858
Short Contracts:
3-month SOFR (22) 03/17/26 (5,292,650) (318)
$ (5,292,650) $ (318)

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2045 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 19,639,563
Gross Unrealized Depreciation (44,783)
Net Unrealized Appreciation $ 19,594,780